UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.5%

Security	Shares	Value
Aerospace & Defense — 2.3%
Honeywell International, Inc.	214	$22,245
Lockheed Martin Corp.	98	21,478
Raytheon Co.	188	23,318
United Technologies Corp.	226	21,707

		$88,748

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	207	$21,323

		$21,323

Automobiles — 1.1%
Ford Motor Co.	1,449	$20,764
General Motors Co.	590	21,358

		$42,122

Banks — 3.9%
Bank of Hawaii Corp.	301	$20,826
F.N.B. Corp.	1,553	22,550
People’s United Financial, Inc.	1,231	20,619
U.S. Bancorp	490	21,506
United Bankshares, Inc.	528	22,239
Valley National Bancorp	2,020	22,503
Wells Fargo & Co.	390	21,489

		$151,732

Beverages — 1.7%
Coca-Cola Co. (The)	521	$22,205
Dr Pepper Snapple Group, Inc.	255	22,886
PepsiCo, Inc.	219	21,935

		$67,026

Biotechnology — 0.6%
Amgen, Inc.	143	$23,037

		$23,037

Capital Markets — 0.6%
T. Rowe Price Group, Inc.	287	$21,855

		$21,855

Chemicals — 5.1%
Air Products and Chemicals, Inc.	157	$21,492
Airgas, Inc.	162	22,388
Dow Chemical Co. (The)	417	21,738
E.I. du Pont de Nemours & Co.	349	23,502
LyondellBasell Industries NV, Class A	225	21,560
Olin Corp.	1,011	22,010
Praxair, Inc.	198	22,334
RPM International, Inc.	445	20,906
Scotts Miracle-Gro Co. (The), Class A	314	21,914

		$197,844

Commercial Services & Supplies — 3.2%
Covanta Holding Corp.	1,233	$19,913
KAR Auction Services, Inc.	535	20,293
Pitney Bowes, Inc.	953	20,585

Security	Shares	Value
Republic Services, Inc.	477	$20,955
RR Donnelley & Sons Co.	1,317	21,190
Waste Management, Inc.	421	22,637

		$125,573

Communications Equipment — 2.2%
Cisco Systems, Inc.	724	$19,729
Harris Corp.	286	23,775
Motorola Solutions, Inc.	304	21,821
QUALCOMM, Inc.	441	21,517

		$86,842

Containers & Packaging — 2.9%
AptarGroup, Inc.	289	$21,525
Avery Dennison Corp.	336	22,163
Bemis Co., Inc.	503	23,701
Greif, Inc., Class A	590	20,927
Sonoco Products Co.	527	23,093

		$111,409

Distributors — 0.6%
Genuine Parts Co.	237	$21,479

		$21,479

Diversified Financial Services — 0.6%
CME Group, Inc.	219	$21,385

		$21,385

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	616	$20,741
CenturyLink, Inc.	802	21,598
Cogent Communications Group, Inc.	640	21,478
Verizon Communications, Inc.	463	21,043

		$84,860

Electric Utilities — 4.8%
ALLETE, Inc.	423	$21,552
Duke Energy Corp.	317	21,480
Entergy Corp.	297	19,789
Eversource Energy	386	19,667
Pinnacle West Capital Corp.	343	21,732
PPL Corp.	626	21,309
Southern Co. (The)	474	21,112
Westar Energy, Inc.	500	21,340
Xcel Energy, Inc.	547	19,506

		$187,487

Electrical Equipment — 1.1%
Eaton Corp. PLC	379	$22,043
Emerson Electric Co.	434	21,700

		$43,743

Energy Equipment & Services — 2.2%
Helmerich & Payne, Inc.	407	$23,708
National Oilwell Varco, Inc.	534	19,940
Oceaneering International, Inc.	464	20,295
Schlumberger, Ltd.	283	21,833

		$85,776

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	132	$21,307
Sysco Corp.	485	19,934
Wal-Mart Stores, Inc.	363	21,359

		$62,600

Security	Shares	Value
Food Products — 2.2%
B&G Foods, Inc.	574	$21,686
Campbell Soup Co.	413	21,575
General Mills, Inc.	354	20,447
Kellogg Co.	290	19,943

		$83,651

Gas Utilities — 1.1%
AGL Resources, Inc.	346	$21,649
Laclede Group, Inc. (The)	352	20,543

		$42,192

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	485	$21,786
Baxter International, Inc.	603	22,703
Becton, Dickinson and Co.	154	23,139
DENTSPLY International, Inc.	350	21,231
Medtronic PLC	304	22,903
Teleflex, Inc.	166	21,862

		$133,624

Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	225	$22,194
Cardinal Health, Inc.	259	22,494
Owens & Minor, Inc.	588	22,644
Patterson Cos., Inc.	458	20,871
Quest Diagnostics, Inc.	325	22,204
UnitedHealth Group, Inc.	183	20,626

		$131,033

Hotels, Restaurants & Leisure — 2.7%
Cracker Barrel Old Country Store, Inc.	152	$19,140
Darden Restaurants, Inc.	383	21,513
DineEquity, Inc.	241	20,446
McDonald’s Corp.	188	21,462
Six Flags Entertainment Corp.	445	23,096

		$105,657

Household Durables — 1.7%
Garmin, Ltd.	597	$22,597
Leggett & Platt, Inc.	465	21,669
Tupperware Brands Corp.	386	21,913

		$66,179

Household Products — 2.7%
Church & Dwight Co., Inc.	236	$20,242
Clorox Co. (The)	183	22,747
Colgate-Palmolive Co.	313	20,558
Kimberly-Clark Corp.	189	22,519
Procter & Gamble Co. (The)	263	19,683

		$105,749

Industrial Conglomerates — 1.1%
3M Co.	135	$21,139
General Electric Co.	712	21,317

		$42,456

Insurance — 5.7%
ACE, Ltd.	194	$22,281
Aflac, Inc.	328	21,399
American Financial Group, Inc.	305	22,570
Arthur J. Gallagher & Co.	478	20,913
Cincinnati Financial Corp.	377	23,038
Marsh & McLennan Cos., Inc.	389	21,512

Security	Shares	Value
Old Republic International Corp.	1,242	$23,548
Progressive Corp. (The)	650	20,033
Travelers Companies, Inc. (The)	188	21,539
Validus Holdings, Ltd.	480	22,646

		$219,479

IT Services — 4.6%
Accenture PLC, Class A	209	$22,409
Amdocs, Ltd.	379	21,440
Automatic Data Processing, Inc.	255	21,996
Broadridge Financial Solutions, Inc.	393	21,607
Fidelity National Information Services, Inc.	329	20,948
International Business Machines Corp.	156	21,750
Jack Henry & Associates, Inc.	303	24,052
Paychex, Inc.	440	23,870

		$178,072

Leisure Products — 0.5%
Mattel, Inc.	840	$20,882

		$20,882

Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	213	$19,428
PerkinElmer, Inc.	421	22,380

		$41,808

Machinery — 1.7%
Caterpillar, Inc.	293	$21,287
Deere & Co.	289	22,996
Illinois Tool Works, Inc.	231	21,709

		$65,992

Media — 2.7%
Cinemark Holdings, Inc.	620	$21,514
Meredith Corp.	450	20,992
Omnicom Group, Inc.	288	21,289
Regal Entertainment Group, Class A	1,036	19,425
Thomson Reuters Corp.	546	22,026

		$105,246

Metals & Mining — 2.8%
Commercial Metals Co.	1,414	$20,913
Compass Minerals International, Inc.	244	20,530
Freeport-McMoRan, Inc.	2,697	22,062
Kaiser Aluminum Corp.	260	22,287
Nucor Corp.	512	21,222

		$107,014

Multi-Utilities — 4.9%
Alliant Energy Corp.	344	$20,705
Ameren Corp.	477	20,874
Avista Corp.	580	20,074
Centerpoint Energy, Inc.	1,269	21,510
Consolidated Edison, Inc.	343	21,317
DTE Energy Co.	265	21,330
SCANA Corp.	351	20,758
TECO Energy, Inc.	797	20,977
WEC Energy Group, Inc.	432	21,306

		$188,851

Multiline Retail — 0.5%
Target Corp.	284	$20,590

		$20,590

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.1%
Chevron Corp.	251	$22,921
ConocoPhillips	395	21,350
CVR Energy, Inc.	460	21,965
Exxon Mobil Corp.	270	22,048
HollyFrontier Corp.	437	21,011
Kinder Morgan, Inc.	912	21,496
Marathon Oil Corp.	1,284	22,483
Murphy Oil Corp.	798	22,807
Occidental Petroleum Corp.	308	23,282
Oneok, Inc.	742	21,874
Phillips 66	257	23,523
Spectra Energy Corp.	759	19,886
Teekay Corp.	786	21,882
Valero Energy Corp.	297	21,342
Western Refining, Inc.	514	23,264
Williams Cos., Inc. (The)	571	20,876

		$352,010

Paper & Forest Products — 0.5%
International Paper Co.	499	$20,873

		$20,873

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	343	$22,984
Eli Lilly & Co.	269	22,069
Johnson & Johnson	218	22,070
Merck & Co., Inc.	408	21,628
Pfizer, Inc.	640	20,973

		$109,724

Professional Services — 0.5%
Nielsen Holdings PLC	451	$21,053

		$21,053

Semiconductors & Semiconductor Equipment — 1.8%
Linear Technology Corp.	512	$23,409
Maxim Integrated Products, Inc.	583	22,603
Texas Instruments, Inc.	400	23,248

		$69,260

Software — 0.6%
CA, Inc.	775	$21,785

		$21,785

Specialty Retail — 0.6%
Home Depot, Inc. (The)	174	$23,295

		$23,295

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	691	$21,953

		$21,953

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.	1,355	$22,222

		$22,222

Tobacco — 2.8%
Altria Group, Inc.	367	$21,139
Philip Morris International, Inc.	234	20,449
Reynolds American, Inc.	462	21,368
Universal Corp.	408	23,068
Vector Group, Ltd.	900	22,779

		$108,803

Security	Shares	Value
Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc.	357	$22,027

		$22,027

Total Common Stocks (identified cost $3,753,921)		$3,896,321

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(1)	$7	$6,762

Total Short-Term Investments (identified cost $6,762)		$6,762

Total Investments — 100.7% (identified cost $3,760,683)		$3,903,083

Other Assets, Less Liabilities — (0.7)%		$(28,513)

Net Assets — 100.0%		$3,874,570

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $37.

The Fund did not have any open financial instruments at November 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,770,762

Gross unrealized appreciation	$368,548
Gross unrealized depreciation	(236,227)

Net unrealized appreciation	$132,321

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$3,896,321	*	$—	$—	$3,896,321
Short-Term Investments	—		6,762	—	6,762
Total Investments	$3,896,321		$6,762	$—	$3,903,083

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2016